Other Intangible Assets, Net (Schedule Of Estimated Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Other Intangible Assets, Net [Abstract]
2013	$ 72,269
2014	50,549
2015	39,987
2016	30,092
2017	23,651
2018 and thereafter	9,696
Other intangible assets, net (excluding amortization of capitalized software costs)	$ 226,244